Right of Use Asset and Lease Liability (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of quantitative information about leases for lessee [Abstract]
Interest expense on lease liabilities	$ 533	$ 664